Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Burke & Herbert Financial Services Corp.
Entity Incorporation, State or Country Code	VA
Entity Primary SIC Number	6022
Entity Tax Identification Number	92-0289417
Entity Address, Address Line One	100 S. Fairfax Street
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22314
City Area Code	703
Local Phone Number	666-3555
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001964333